Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Current trade payables	$ 47,210	$ 37,327
Current payables to related parties	2,660	2,165
Current payables for capital expenditure and acquisitions	2,579	2,063
Current payables related to the Gulf of Mexico oil spill	1,213	1,276
Other current payables	5,995	5,736
Trade and other current payables financial liabilities	59,657	48,567
Non-current
Non-current trade payables	0	0
Non-current payables to related parties	0	0
Non-current payables for capital expenditure and acquisitionsa	446	764
Non-current payables related to the Gulf of Mexico oil spill	8,350	9,154
Other non-current payables	1,133	175
Trade and other noncurrent payables financial liabilities	9,929	10,093
Current
Current sales taxes, customs duties, production taxes and social security	2,361	2,708
Other current payables non-financial liabilities	1,966	1,336
Trade and other current payables non-financial liabilities	4,327	4,044
Trade and other current payables	63,984	52,611
Non-current
Non-current sales taxes, customs duties, production taxes and social security	124	77
Other non-current payables non-financial liabilities	334	397
Trade and other non-current payables non-financial liabilities	458	474
Trade and other non-current payables	$ 10,387	$ 10,567